CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 1,052,841	$ 153,550	$ 131,253
Other comprehensive income/(loss):
Unrealized gain/(loss) on available for sale securities	20,803	26,633	(1,846)
Reclassification to interest income	9,211
Amortization of deferred realized losses on cash flow hedges	(3,622)	(3,632)	(3,622)
Total Other Comprehensive Income	15,214	30,265	1,776
Comprehensive Income	$ 1,068,055	$ 183,815	$ 133,029